INVESTMENT IN ASSOCIATED COMPANIES - Summarized Financial Statement Information of Equity Method Investees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	$ 15,832	$ 16,382
Equity in earnings of associated companies	2,366	2,798	$ 2,848
Loans and long-term receivables from related parties including associates	45,000	45,000
River Box
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	15,832	16,382
Equity in earnings of associated companies	2,366	2,798	2,848
Loans and long-term receivables from related parties including associates	45,000	45,000
Interest income – long-term loans to associated companies	$ 4,600	$ 4,600	4,600
River Box
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)	49.90%	49.90%
Loans and long-term receivables from related parties including associates	$ 45,000	$ 45,000
Interest income – long-term loans to associated companies	$ 4,600	$ 4,600	$ 4,600